	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF JULY 31, 2026
SHARES OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 96.78%
	Consumer Discretionary - Automobiles & Components -- 2.85%
73,862	Dorman Products, Inc.*	$ 9,835,464

	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 2.11%
4,040	Murphy USA, Inc.	2,455,350
65,720	Ollie's Bargain Outlet Holdings Inc*	4,828,448
		7,283,798

	Consumer Discretionary - Consumer Durables & Apparel -- 2.24%
196,866	La-Z-Boy Incorporated	7,752,583

	Consumer Discretionary - Consumer Services -- 1.94%
131,500	Carriage Services Inc.	5,308,655
10,746	Wingstop Inc.	1,391,500
		6,700,155

	Consumer Staples - Food, Beverage & Tobacco -- 3.53%
389,361	Mama's Creations, Inc.*	7,175,923
421,967	Nomad Foods Ltd.	5,021,407
		12,197,330

	Financials - Financial Services -- 7.72%
124,635	Cohen & Steers, Inc.	10,253,722
213,210	EVERTEC, Inc.	6,490,112
25,975	Morningstar, Inc.	5,002,006
93,214	Shift4 Payments, Inc. Class A*	4,940,342
		26,686,182

	Financials - Insurance -- 1.47%
182,595	Baldwin Insurance Group, Inc. Class A*	5,065,185

	Health Care - Health Care Equipment & Services -- 10.92%
202,765	AtriCure, Inc.*	7,656,406
562,397	Certara, Inc.*	4,555,416
76,273	Encompass Health Corporation	8,471,642
70,062	Globus Medical Inc Class A*	5,520,185
40,230	Omnicell, Inc.*	1,422,935
211,310	Option Care Health Inc*	4,866,469
20,536	UFP Technologies, Inc.*	5,232,162
		37,725,215

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 5.75%
110,515	Bio-Techne Corporation	7,967,026
149,595	Prestige Consumer Healthcare Inc*	7,512,661
221,064	Stevanato Group SpA	4,388,120
		19,867,807

	Industrials - Capital Goods -- 9.43%
91,246	A. O. Smith Corporation	5,486,622
24,323	Construction Partners, Inc. Class A*	2,513,782
11,060	CSW Industrials, Inc.	3,527,366
37,710	Donaldson Company, Inc.	3,553,791
39,895	Esab Corporation	3,452,114
24,415	Modine Manufacturing Company*	4,908,880
47,439	SiteOne Landscape Supply, Inc.*	4,480,139
21,145	SPX Technologies, Inc.*	4,643,865
		32,566,559

	Industrials - Commercial & Professional Services -- 15.42%
78,333	Casella Waste Systems, Inc.*	7,027,254
225,856	ExlService Holdings, Inc.*	7,663,294
90,010	Exponent, Inc.	6,017,169
83,175	ICF International, Inc.	6,730,521
160,636	OPENLANE, Inc.*	6,386,887
42,923	Paylocity Holding Corp.*	5,918,867
62,131	RB Global, Inc.	6,818,256
202,560	Tetra Tech, Inc.	6,716,890
		53,279,138

	Industrials - Transportation -- 2.73%
69,396	Knight-Swift Transportation Holdings Inc. Class A	4,825,104
312,281	Marten Transport, Ltd.	4,618,636
		9,443,740

	Information Technology - Semiconductors & Semiconductor Equipment -- 4.20%
41,805	Lattice Semiconductor Corporation*	5,195,107
16,186	Onto Innovation, Inc.*	4,185,376
84,800	Power Integrations, Inc.	5,148,208
		14,528,691

	Information Technology - Software & Services -- 19.99%
343,407	Alkami Technology, Inc.*	6,239,705
139,960	BlackLine, Inc.*	4,394,744
100,050	Descartes Systems Group Inc.*	7,519,758
379,226	Grid Dynamics Holdings, Inc. Class A*	2,612,867
291,085	i3 Verticals, Inc.*	6,130,250
153,275	Intapp, Inc.*	5,010,560
286,407	nCino Inc*	5,287,073
134,991	Q2 Holdings, Inc.*	8,216,902
46,906	Qualys, Inc.*	6,789,644
177,627	Tenable Holdings, Inc.*	5,797,745
152,570	Varonis Systems, Inc.*	6,095,172
83,035	Workiva Inc. Class A*	4,965,493
		69,059,913

	Information Technology - Technology Hardware & Equipment -- 4.17%
82,705	ePlus inc.	7,642,769
47,590	Novanta Inc*	6,783,955
		14,426,724

	Materials - Materials -- 2.31%
59,500	AptarGroup, Inc.	7,970,620

	TOTAL COMMON STOCKS
	(cost $235,362,211)	334,389,104

SHORT-TERM INVESTMENTS -- 3.13%
	Money Market Deposit Account -- 0.82%
$2,829,876	U.S. Bank Money Market, 3.45%	2,829,876

	U.S. Government Securities -- 2.31%
4,000,000	U.S. Treasury Bill 08/04/2026, 1.217%	3,999,600
4,000,000	U.S. Treasury Bill 09/08/2026, 3.501%	3,985,471
		7,985,071

	TOTAL SHORT-TERM INVESTMENTS
	(cost $10,813,528)	10,814,947

	TOTAL INVESTMENTS
	(cost $246,175,739) - 99.91%	345,204,051

	OTHER ASSETS, NET OF LIABILITIES - 0.09%	301,800

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$345,505,851

* Non-income producing security.

	The accompanying notes to financial statements are an integral part of this schedule.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Financial Statements.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2026, in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1
Common Stocks(1)	$334,389,104
Money Market Deposit Account	2,829,876
Level 2
U.S. Government Securities	7,985,071
Level 3
None	—
Total	$345,204,051

(1) See Schedule above for further detail by industry.